Document and Entity Information Document	Apr. 14, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	GeneDx Holdings Corp.
Entity Central Index Key	0001818331
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39482
Entity Tax Identification Number	85-1966622
Entity Address, Address Line One	333 Ludlow Street, North Tower
Entity Address, City or Town	Stamford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	800
Local Phone Number	298-6470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WGS
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	WGSWW
Security Exchange Name	NASDAQ